UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2012

1.800344.108

NFS-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.5%
	Principal Amount	Value
Alabama - 0.1%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.33% 5/1/12, VRDN (a)(d)	$ 5,000,000	$ 5,000,000
California - 0.0%
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	1,350,000	1,350,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.34% 5/7/12, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.44% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,700,000	1,700,000
		3,200,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.28% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	7,350,000	7,350,000
Indiana - 0.1%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.3% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,085,000	3,085,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.28% 5/7/12, VRDN (a)(d)	4,700,000	4,700,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	8,900,000	8,900,000
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2006, 0.32% 5/7/12, LOC RBS Citizens NA, VRDN (a)	6,435,000	6,435,000
New York - 56.6%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,345,000	1,345,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.31% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	8,665,000	8,665,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,175,000	11,175,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.28% 5/1/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 7,900,000	$ 7,900,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.25% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,140,000	13,140,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	27,710,000	27,710,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.23% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,160,000	9,160,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	4,425,000	4,425,000
Series Putters 2949, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,170,000	14,170,000
Series Putters 2951, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,065,000	3,065,000
Series Putters 3118, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,180,000	5,180,000
Series Putters 3217, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,905,000	16,905,000
Series Putters 4075, 0.25% 5/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,270,000	10,270,000
Series ROC II R 14000X, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	1,800,000	1,800,000
Series Solar 07 91, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	10,030,000	10,030,000
Series 1995 B8, 0.3% 5/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	10,100,000	10,100,000
Series 1995 F3, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Series 2004 A2, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	47,400,000	47,400,000
Series 2004 A3, 0.3% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	7,900,000	7,900,000
Series 2004 H6, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	41,665,000	41,665,000
Series 2006 I-7, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	42,800,000	42,800,000
Series 2006 I3, 0.25% 5/1/12, LOC Bank of America NA, VRDN (a)	13,050,000	13,050,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J8, 0.32% 5/1/12, LOC Landesbank Baden-Wuert, VRDN (a)	$ 37,335,000	$ 37,335,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	21,665,000	21,665,000
Series 2008 E, 0.24% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.25% 5/7/12, LOC RBS Citizens NA, VRDN (a)	73,200,000	73,200,000
(Cook Street Apts. Proj.) Series A, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.25% 5/7/12, LOC Citibank NA, VRDN (a)	6,220,000	6,220,000
(The Crest Proj.) Series 2005 A, 0.28% 5/7/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,100,000	10,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.29% 5/7/12, LOC Citibank NA, VRDN (a)(d)	15,500,000	15,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.26% 5/7/12, LOC Citibank NA, VRDN (a)(d)	10,500,000	10,500,000
(Related-Upper East Proj.) Series A, 0.35% 5/7/12, LOC Landesbank Baden-Wuert, VRDN (a)(d)	16,500,000	16,500,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	21,000,000	21,000,000
(Thessalonica Court Apts. Proj.) Series A, 0.26% 5/7/12, LOC Citibank NA, VRDN (a)(d)	2,800,000	2,800,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.26% 5/7/12, LOC Citibank NA, VRDN (a)(d)	4,365,000	4,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
Series 2005 A, 0.26% 5/7/12, LOC Citibank NA, VRDN (a)(d)	4,850,000	4,850,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
(Brittany Dev. Proj.) Series A, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	27,500,000	27,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Linden Plaza Proj.) Series 2008 A, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	$ 68,935,000	$ 68,935,000
(Morris Avenue Apts. Proj.) Series A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	49,600,000	49,600,000
(One Columbus Place Dev. Proj.) Series A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	77,385,000	77,385,000
(Sierra Dev. Proj.) Series A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	41,935,000	41,935,000
(West 43rd Street Proj.) Series 1999 A, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	19,400,000	19,400,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.41% 5/7/12, LOC Bank of America NA, VRDN (a)	6,180,000	6,180,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.29% 5/7/12, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.24% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	40,200,000	40,200,000
Series 1997 B, 0.24% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	13,400,000	13,400,000
Series 1997 C, 0.24% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)(d)	5,000,000	5,000,000
(New York Stock Exchange Proj.) Series 2004 B, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	12,500,000	12,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	45,705,000	45,705,000
Series BA 08 1192, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	3,863,000	3,863,000
Series BA 08 1206, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	11,000,000	11,000,000
Series EGL 06 74 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	13,000,000	13,000,000
Series EGL 7050083 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	28,015,000	28,015,000
Series Floaters 3129, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	12,220,000	12,220,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series MS 3274 X, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 8,665,000	$ 8,665,000
Series MT 739, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	6,420,000	6,420,000
Series MT 740, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,250,000	7,250,000
Series MT 776, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	9,790,000	9,790,000
Series PT 3992, 0.24% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,200,000	4,200,000
Series Putters 1289, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,980,000	3,980,000
Series Putters 2559, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,335,000	5,335,000
Series Putters 3384, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,875,000	1,875,000
Series Putters 3496Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,025,000	8,025,000
Series Putters 3497Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,260,000	13,260,000
Series ROC II R 11556, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	9,065,000	9,065,000
Series ROC II R 11635, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Series ROC II R 11931, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	6,815,000	6,815,000
Series ROC II R 11966, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Series 2009 BB1, 0.29% 5/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,605,000	24,605,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2012 B, 0.25% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	10,800,000	10,800,000
Series BA 08 1075, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1079, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 3505, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	4,035,000	4,035,000
Series BC 11 8B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,300,000	9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3218, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,300,000	$ 5,300,000
Series Putters 3544, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,655,000	10,655,000
Series ROC II R 11903, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,800,000	5,800,000
Series ROC II R 11971, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,065,000	7,065,000
Series ROC II R 11972, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	4,385,000	4,385,000
Series ROC II R 11994, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,580,000	2,580,000
Series ROC II R 12319, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	9,500,000	9,500,000
Series WF 11 7C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	11,800,000	11,800,000
Series WF 11-21C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	2,000,000	2,000,000
0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	9,325,000	9,325,000
Series 2001 B, 0.26% 5/1/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	37,700,000	37,700,000
Series 2003 1A, 0.3% 5/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,680,000	3,680,000
Series 2003 1D, 0.24% 5/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,105,000	6,105,000
Series 2003 A2, 0.25% 5/2/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	56,600,000	56,600,000
Series 2003 C1, 0.27% 5/1/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,825,000	3,825,000
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A2, 0.3% 5/1/12, LOC Bank of America NA, VRDN (a)	1,250,000	1,250,000
Participating VRDN:
Series Putters 3680, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,300,000	4,300,000
Series ROC II R 11927, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,600,000	3,600,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,440,000	6,440,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series MS 3275, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	$ 10,000,000	$ 10,000,000
Series Putters 3239, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,075,000	5,075,000
Series Putters 3281Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,015,000	7,015,000
Series Putters 3518, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,240,000	6,240,000
Series Putters 3698 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,465,000	5,465,000
Series Putters 3800, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series Putters 3875, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000,000	7,000,000
Series ROC II R 11978, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Series ROC II R 11984, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Series WF 11 88C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	8,980,000	8,980,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.26% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)	2,410,000	2,410,000
(City Univ. Proj.) Series 2008 C, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	90,450,000	90,450,000
(College of New Rochelle Proj.) Series 2008, 0.35% 5/7/12, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(Fordham Univ. Proj.) Series 2008 A2, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	2,450,000	2,450,000
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 D, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
(Univ. of Rochester Proj.) Series 2008 A1, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	14,800,000	14,800,000
Participating VRDN:
ROC II R 11944, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Series EGL 07 0002, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	$ 4,000,000	$ 4,000,000
Series EGL 07 96, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,485,000	5,485,000
Series MT 791, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	5,025,000	5,025,000
Series Putters 3382, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Series Putters 3383, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,905,000	11,905,000
Series Putters 3803, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Series ROC II R 11535, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,770,000	2,770,000
Series ROC II R 11722, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,370,000	7,370,000
Series ROC II R 11975, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,290,000	5,290,000
Series ROCS II R 11955, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	9,000,000	9,000,000
Series WF 11 116C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,995,000	3,995,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,800,000	3,800,000
Series ROC II R 11945, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	12,200,000	12,200,000
Series 2000 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	33,500,000	33,500,000
Series 2001 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	4,500,000	4,500,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	$ 47,900,000	$ 47,900,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	13,000,000	13,000,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	14,000,000	14,000,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.5% 5/7/12, LOC Landesbank Baden-Wuert, VRDN (a)	10,000,000	10,000,000
(505 West 37th Street Proj.) Series 2009 A, 0.43% 5/7/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,900,000	11,900,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	2,000,000	2,000,000
(600 West 42nd Street Hsg. Proj.) Series 2007 A, 0.25% 5/7/12, LOC Bank of New York, New York, VRDN (a)(d)	178,375,000	178,375,001
(66 West 38th Street Hsg. Proj.) Series A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	55,060,000	55,060,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	47,400,000	47,400,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	22,800,000	22,800,000
(Gotham West Hsg. Proj.) Series 2012 A2, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,440,000	10,440,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	8,650,000	8,650,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	21,800,000	21,800,000
(Saville Hsg. Proj.) Series 2002 A, 0.24% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.3% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	14,800,000	14,800,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.3% 5/7/12, LOC Freddie Mac, VRDN (a)(d)	3,900,000	3,900,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	20,500,000	20,500,000
(Union Square South Proj.) Series 1996 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	31,300,000	31,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 20th Street Proj.) Series 2001 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	$ 4,400,000	$ 4,400,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.24% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	4,400,000	4,400,000
(West 37th St. Hsg. Proj.):
Series 2008 A, 0.3% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,900,000	9,900,000
Series 2009 A, 0.28% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,700,000	7,700,000
(West 38th Street Hsg. Proj.) Series 2002 A, 0.23% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	12,000,000	12,000,000
Series 2008 A, 0.25% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	5,090,000	5,090,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	2,395,000	2,395,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	24,050,000	24,050,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN:
Series BC 11 114B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	7,860,000	7,860,000
Series ROCS II R 12299, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.26% 5/7/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,000,000	6,000,000
Series 2005 D2, 0.32% 5/1/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.24% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	11,200,000	11,200,000
Series 2004 C2, 0.25% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	29,000,000	29,000,000
Series 2004 C3, 0.26% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	6,000,000	6,000,000
New York State Gen. Oblig. Participating VRDN:
Series ROC II R 11936, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	16,800,000	16,800,000
Series WF 11 39C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series MT 698, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	$ 18,705,000	$ 18,705,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,365,000	11,365,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.8% 5/7/12, LOC Citibank NA, VRDN (a)(d)	880,000	880,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.25% 5/7/12, LOC TD Banknorth, NA, VRDN (a)	14,195,000	14,195,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN:
Series Putters 3357, 0.26% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series Putters 4725, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	2,590,000	2,590,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3213, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	9,540,000	9,540,000
Series Putters 3330, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	36,730,000	36,730,000
Series ROC II R11934, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	9,450,000	9,450,000
Series 2002 F, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (a)	39,400,000	39,400,000
Series 2005 B3, 0.31% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	70,950,000	70,950,000
Series 2005 B4, 0.31% 5/7/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	18,930,000	18,930,000
		2,849,998,001
New York & New Jersey - 6.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.38% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	21,000,000	21,000,000
Series BA 07 1043, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,100,000	7,100,000
Series BA 08 1055, 0.38% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	15,580,000	15,580,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1066, 0.42% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 5,230,000	$ 5,230,000
Series BA 08 1067, 0.38% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	16,840,000	16,840,000
Series BA 08 1107, 0.38% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.3% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)(e)	81,600,000	81,600,000
Series GS 08 31TP, 0.27% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,425,000	20,425,000
Series MS 3249, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	4,000,000	4,000,000
Series MS 3266, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,050,000	5,050,000
Series Putters 1546, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,430,000	12,430,000
Series Putters 2945, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,665,000	1,665,000
Series Putters 3090, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,885,000	8,885,000
Series Putters 3114, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,790,000	15,790,000
Series Putters 3115, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,660,000	6,660,000
Series Putters 3523, 0.33% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,365,000	7,365,000
Series Putters 3862, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series Putters 3991 Z, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,415,000	5,415,000
Series Putters 3994, 0.31% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,500,000	6,500,000
Series RBC O 18, 0.26% 5/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,590,000	5,590,000
Series ROC II R 11715, 0.31% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)(e)	11,250,000	11,250,000
Series ROC II R 11743, 0.3% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)(e)	11,205,000	11,205,000
Series ROC II R 664, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,495,000	2,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series WF 08 2C, 0.3% 5/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	$ 8,710,000	$ 8,710,000
Series 1991 2, 0.33% 5/30/12, VRDN (a)(d)(f)	6,400,000	6,400,000
		299,270,000
North Carolina - 0.3%
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.31% 5/7/12, LOC Bank of America NA, VRDN (a)(d)	10,000,000	10,000,000
0.31% 5/7/12, LOC Bank of America NA, VRDN (a)(d)	4,750,000	4,750,000
		14,750,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.44% 5/7/12, VRDN (a)	9,600,000	9,600,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)(d)	10,000,000	10,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.26% 5/7/12, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.44% 5/7/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
		18,500,000
Utah - 0.1%
Utah Hsg. Corp. Single Family Mtg. Rev. Series 2002 F1, 0.26% 5/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,780,000	6,780,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.38% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	5,800,000	5,800,000
TOTAL VARIABLE RATE DEMAND NOTE		3,244,718,001
Other Municipal Debt - 32.4%
	Principal Amount	Value
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 5/7/12, CP mode	$ 2,000,000	$ 2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 5/1/12, CP mode (d)	7,500,000	7,500,000
		9,500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.5% tender 5/23/12, CP mode	5,000,000	5,000,000
0.5% tender 5/23/12, CP mode	200,000	200,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.9% tender 5/11/12, CP mode	5,700,000	5,700,000
		10,900,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 5/17/12, CP mode (d)	6,400,000	6,400,000
New York - 29.3%
Amherst Gen. Oblig. BAN Series 2011 B, 1.25% 11/15/12	21,947,489	22,050,311
Bayport-Blue Point Union Free School District TAN 1.5% 6/28/12	10,500,000	10,518,942
Beacon City School District BAN 1% 6/29/12	10,000,000	10,003,023
Brewster Central School District BAN 1.5% 2/1/13	18,560,000	18,731,476
Brookhaven Comsewogue School TAN 1.5% 6/28/12	7,300,000	7,313,408
Central Islip Union Free School District TAN 1.5% 6/28/12	30,000,000	30,051,291
Cheektowaga Gen. Oblig. BAN 1% 7/19/12	21,380,000	21,407,071
Connetquot Central School District TAN 1.25% 6/28/12	34,000,000	34,048,950
East Aurora Union Free School District BAN Series 2012, 1% 12/13/12	15,400,000	15,462,737
East Hampton Union Free School District TAN 1.25% 6/28/12	7,300,000	7,311,187
East Irondequoit Central School District Bonds Series 2011, 2.25% 6/15/12	2,375,000	2,380,089
Elwood Union Free School District TAN 1.5% 6/22/12	13,500,000	13,521,199
Hampton Bays Union Free School District TAN 1.5% 6/21/12	14,400,000	14,420,172
Herricks Union Free School District BAN 1.5% 5/16/12	7,695,000	7,698,327
Islip Gen. Oblig. BAN 1% 5/2/12	9,360,000	9,360,226
Kenmore-Tonawanda Union Free School District BAN 1.5% 7/25/12	23,000,000	23,056,347
Kings Park Central School District TAN 1.5% 6/22/12	18,000,000	18,028,600
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Lancaster Gen. Oblig. BAN 1.5% 7/20/12	$ 12,385,000	$ 12,415,728
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.12% 5/11/12, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
0.17% 8/9/12, LOC JPMorgan Chase Bank, CP	16,000,000	16,000,000
0.19% 8/9/12, LOC JPMorgan Chase Bank, CP	31,100,000	31,100,000
Manhasset Union Free School District TAN 1.5% 6/21/12	10,000,000	10,017,391
Middle Country Century School District TAN 1.5% 6/28/12	31,000,000	31,055,818
Mount Sinai Union Free School District TAN 1.5% 6/29/12	11,500,000	11,521,602
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.15%, tender 5/29/12, LOC Wells Fargo Bank NA (a)	22,375,000	22,375,000
Series 2009 C2, 0.2%, tender 7/6/12, LOC Wells Fargo Bank NA (a)	21,300,000	21,300,000
Series 2009 D2, 0.24%, tender 7/27/12, LOC JPMorgan Chase Bank (a)	13,825,000	13,825,000
New Rochelle City School District TAN 1.5% 6/29/12	13,500,000	13,524,733
New York Bridge Auth. Gen. Rev. Bonds Series 2011, 2% 1/1/13	2,000,000	2,024,055
New York City Gen. Oblig. Bonds:
Series 2008 A1, 5% 8/1/12	3,000,000	3,036,070
Series 2008 G, 5% 8/1/12	1,000,000	1,011,819
Series 2009 C, 2% 8/1/12	2,000,000	2,009,080
Series 2010 C, 5% 8/1/12	1,300,000	1,315,719
Series 2010 E, 3% 8/1/12	5,915,000	5,955,955
Series 2011 B, 4% 8/1/12	1,000,000	1,009,591
Series 2012 E, 2.5% 8/1/12	8,000,000	8,047,201
Series B1, 3% 9/1/12	2,000,000	2,018,214
Series I, 3% 8/1/12	2,000,000	2,013,309
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2002 A, 5.25% 6/15/12	1,500,000	1,509,160
Series 7, 0.28% 1/22/13, CP	51,100,000	51,100,000
Series 8, 0.18% 12/17/12, CP	50,000,000	50,000,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds:
Series 2010 A, 2% 7/1/12	1,000,000	1,002,891
Series 2010, 4% 7/1/12	4,000,000	4,025,696
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/12	18,405,000	18,658,303
New York Dorm. Auth. Revs. Bonds:
Series 2005 D1, 5% 8/15/12	5,000,000	5,066,572
Series A, 7.5% 5/15/13	5,875,000	6,312,941
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2011 B, 2% 6/15/12	$ 7,000,000	$ 7,015,714
New York Local Govt. Assistance Corp. Bonds:
Series 2008 C, 5% 4/1/13	3,000,000	3,131,608
Series 2010 A, 5% 4/1/13	3,000,000	3,131,829
New York Metropolitan Trans. Auth. Rev.:
Series 2012 A:
0.11% 7/9/12, LOC TD Banknorth, NA, CP	12,250,000	12,250,000
0.11% 7/11/12, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
Series 2012 C, 0.13% 6/5/12, LOC Royal Bank of Canada, CP	20,300,000	20,300,000
Series 2A, 0.17% 5/3/12, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
Series 2B, 0.24% 7/20/12, LOC Barclays Bank PLC, CP	31,700,000	31,700,000
Series 2C:
0.15% 8/2/12, LOC Royal Bank of Canada, CP	16,600,000	16,600,000
0.15% 8/2/12, LOC Royal Bank of Canada, CP	14,600,000	14,600,000
0.15% 8/2/12, LOC Royal Bank of Canada, CP	48,300,000	48,300,000
0.15% 8/2/12, LOC Royal Bank of Canada, CP	6,000,000	6,000,000
Series 2D:
0.2% 5/10/12, LOC Citibank NA, CP	20,000,000	20,000,000
0.27% 5/25/12, LOC Citibank NA, CP	82,400,000	82,400,000
New York Pwr. Auth.:
Bonds 0.15%, tender 9/4/12 (a)	52,400,000	52,400,000
Series 1:
0.15% 5/3/12, CP	10,000,000	10,000,000
0.15% 5/3/12, CP	5,484,000	5,484,000
0.15% 6/5/12, CP	5,735,000	5,735,000
0.15% 6/5/12, CP	5,000,000	5,000,000
0.15% 8/6/12, CP	4,863,000	4,863,000
0.15% 8/7/12, CP	12,500,000	12,500,000
0.16% 6/1/12, CP	10,000,000	10,000,000
0.16% 7/10/12, CP	10,000,000	10,000,000
0.18% 5/1/12, CP	1,600,000	1,600,000
0.19% 5/1/12, CP	16,600,000	16,600,000
0.25% 5/1/12, CP	3,995,000	3,995,000
0.25% 5/18/12, CP	33,995,000	33,995,000
0.25% 5/18/12, CP	6,967,000	6,967,000
0.26% 1/22/13, CP	29,160,000	29,160,000
Series 2:
0.16% 8/28/12, CP	10,622,000	10,622,000
0.16% 8/28/12, CP	2,500,000	2,500,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 2:
0.17% 6/19/12, CP	$ 4,285,000	$ 4,285,000
0.17% 7/19/12, CP	10,000,000	10,000,000
0.17% 8/9/12, CP	10,000,000	10,000,000
0.18% 9/6/12, CP	15,000,000	15,000,000
0.19% 8/8/12, CP	8,000,000	8,000,000
0.18% 5/9/12, CP	2,282,000	2,282,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,635,000	1,637,998
New York State Gen. Oblig. Bonds:
Series 2009 A, 5% 2/15/13	1,500,000	1,556,728
Series 2011 C, 5% 9/1/12	11,850,000	12,040,146
Series 2011 E, 2% 12/15/12	8,350,000	8,440,300
New York Urban Dev. Corp. Rev. Bonds Series 2009 C, 5% 12/15/12	1,150,000	1,184,332
Newburgh City School District BAN 1% 7/13/12	15,000,000	15,017,550
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	12,082,500	12,104,350
Series 2011 C, 1% 10/5/12	20,300,000	20,361,559
North Tonawanda City School District BAN 1.25% 9/20/12	19,860,000	19,921,347
Port Jervis NY City School District BAN 1% 6/29/12	9,500,000	9,500,000
Rocky Point Union Free School District TAN 1.25% 6/28/12	5,000,000	5,006,709
Rondout Valley Central School District BAN 1.5% 6/14/12	16,360,000	16,380,156
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	15,331,950	15,358,897
Sag Hbr. Union Free School District TAN 1.5% 6/21/12	9,000,000	9,009,484
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	9,200,000	9,208,097
Smithtown Central School District TAN 2% 6/29/12	27,000,000	27,074,320
Southampton Gen. Oblig. BAN 0.5% 4/18/13	6,105,000	6,109,475
Southampton Union Free School District TAN 1.5% 6/21/12	11,000,000	11,018,687
Three Village Central School District TAN 1.25% 6/28/12	14,700,000	14,723,490
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/12	4,000,000	4,015,530
Westchester County Gen. Oblig. Bonds Series 2011 B, 2% 7/1/12	6,095,000	6,113,294
Westhampton Beach Union Free School District TAN 1.5% 6/28/12	9,000,000	9,015,677
		1,474,955,481
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Bonds:
131st Series, 5% 12/15/12 (d)	$ 2,000,000	$ 2,058,095
169th Series, 3% 10/15/12 (d)	12,405,000	12,555,968
Series A:
0.11% 5/17/12, CP (d)	12,010,000	12,010,000
0.14% 5/3/12, CP (d)	12,510,000	12,510,000
0.14% 5/3/12, CP (d)	9,230,000	9,230,000
0.14% 8/16/12, CP (d)	17,415,000	17,415,000
0.15% 5/24/12, CP (d)	13,940,000	13,940,000
0.15% 8/2/12, CP (d)	14,715,000	14,715,000
0.16% 8/9/12, CP (d)	13,950,000	13,950,000
0.18% 8/23/12, CP (d)	1,365,000	1,365,000
Series B:
0.12% 8/1/12, CP	5,680,000	5,680,000
0.18% 6/5/12, CP	12,500,000	12,500,000
		127,929,063
TOTAL OTHER MUNICIPAL DEBT		1,629,684,544
Investment Company - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.27% (b)(c)	21,723,000	21,723,000
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $4,896,125,545)		4,896,125,545
NET OTHER ASSETS (LIABILITIES) - 2.7%		135,576,230
NET ASSETS - 100%		$ 5,031,701,775
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.33% 5/30/12, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 88,564
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2012, the cost of investment securities for income tax purposes was $4,896,125,545.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2012

1.800352.108

SNM-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.1%
	Principal Amount	Value
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MS 3179, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	$ 3,020,000	$ 3,020,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.27% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
New York - 50.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.28% 5/1/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,310,000	16,310,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/12, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1131, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	2,215,000	2,215,000
Series Putters 2951, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Series Putters 3793, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 2003 C2, 0.3% 5/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,560,000	5,560,000
Series 2004 A2, 0.32% 5/7/12, LOC Bank of America NA, VRDN (a)	7,800,000	7,800,000
Series 2004 A3, 0.3% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	7,600,000	7,600,000
Series 2004 H6, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	4,125,000	4,125,000
Series 2006 I-7, 0.31% 5/7/12, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Series 2006 I3, 0.25% 5/1/12, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
Series 2008 J6, 0.3% 5/1/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J8, 0.32% 5/1/12, LOC Landesbank Baden-Wuert, VRDN (a)	$ 7,150,000	$ 7,150,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.26% 5/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.25% 5/7/12, LOC RBS Citizens NA, VRDN (a)	8,300,000	8,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	9,475,000	9,475,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.28% 5/7/12, LOC RBS Citizens NA, VRDN (a)	15,500,000	15,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.41% 5/7/12, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.27% 5/7/12, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 07 1038, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	2,500,000	2,500,000
Series BA 08 1192, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,887,000	3,887,000
Series MS 3262 X, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600,000	7,600,000
Series MT 776, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,895,000	4,895,000
Series Putters 1289, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,095,000	2,095,000
Series Putters 3223, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,830,000	11,830,000
Series Putters 3384, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series ROC II R 11916, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,060,000	5,060,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1079, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1190, 0.35% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	$ 5,610,000	$ 5,610,000
Series BC 11 6B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,250,000	8,250,000
Series BC 11 7B, 0.24% 5/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series Putters 3857, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series ROC II R 11994, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,700,000	2,700,000
Series 2001 B, 0.26% 5/1/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	10,900,000	10,900,000
Series 2003 1D, 0.24% 5/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,540,000	6,540,000
Series 2003 A2, 0.25% 5/2/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	15,300,000	15,300,000
Series 2003 C2, 0.24% 5/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,135,000	2,135,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,400,000	2,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245,000	5,245,000
Series WF 11 88C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,390,000	1,390,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.26% 5/7/12, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.26% 5/7/12, LOC Bank of America NA, VRDN (a)	11,200,000	11,200,000
(College of New Rochelle Proj.) Series 2008, 0.35% 5/7/12, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 D, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Participating VRDN:
Series BBT 08 18, 0.23% 5/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	15,325,000	15,325,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 47,905,000	$ 47,905,000
Series Putters 1955, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,140,000	10,140,000
Series ROC II R 11722, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,535,000	9,535,000
Series WF 11 116C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,000,000	7,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,810,000	6,810,000
Series Putters 3376, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
(320 West 38th Street Hsg. Proj.) Series 2008 A, 0.22% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	37,000,000	37,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.43% 5/7/12, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.29% 5/7/12, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(505 West 37th Street Proj.) Series 2009 A, 0.43% 5/7/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,100,000	3,100,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.3% 5/7/12, LOC Bank of America NA, VRDN (a)	8,400,000	8,400,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	18,750,000	18,750,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2:
0.23% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,000,000	10,000,000
0.24% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,600,000	4,600,000
(West 37th St. Hsg. Proj.):
Series 2009 A, 0.28% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100,000	6,100,000
Series 2009 B, 0.28% 5/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.3% 5/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	$ 8,600,000	$ 8,600,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.32% 5/1/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,750,000	1,750,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.26% 5/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,000,000	16,000,000
New York State Gen. Oblig. Participating VRDN Series WF 11 39C, 0.25% 5/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,400,000	7,400,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.24% 5/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	14,565,000	14,565,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	805,000	805,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.26% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.25% 5/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2002 F, 0.25% 5/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (a)	10,125,000	10,125,000
Series 2005 B3, 0.31% 5/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	42,735,000	42,735,000
Series 2005 B4, 0.31% 5/7/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,500,000	4,500,000
		638,727,000
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.31% 5/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,075,000	7,075,000
Series MS 3266, 0.4% 5/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,075,000	5,075,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11439, 0.26% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 7,200,000	$ 7,200,000
Series 2008 2, 0.31% 5/7/12, VRDN (a)	13,810,000	13,810,000
		33,160,000
North Carolina - 0.4%
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 5/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	5,350,000	5,350,000
Ohio - 1.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.44% 5/7/12, VRDN (a)	6,300,000	6,300,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.29% 5/7/12, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
		16,900,000
Texas - 0.2%
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.25% 5/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,970,000	1,970,000
TOTAL VARIABLE RATE DEMAND NOTE		701,627,000
Other Municipal Debt - 42.7%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.35% tender 5/7/12, CP mode	2,700,000	2,700,000
New York - 40.4%
Amherst Gen. Oblig. BAN Series 2011 B, 1.25% 11/15/12	6,300,000	6,329,515
Brewster Central School District BAN 1.5% 2/1/13	4,800,000	4,844,347
East Aurora Union Free School District BAN Series 2012, 1% 12/13/12	4,000,000	4,016,295
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds (Buffalo City School District Proj.) Series 2011 B, 1.5% 5/1/12	8,455,000	8,455,000
Islip Gen. Oblig. BAN 1% 5/2/12	2,500,000	2,500,060
Jamesville-Dewitt NY Central School District BAN Series 2011 A, 1.25% 6/29/12	11,000,000	11,014,636
Kenmore-Tonawanda Union Free School District BAN Series 2011 A, 1.75% 9/6/12	5,798,930	5,824,553
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2006 F, 5% 5/1/12	$ 1,375,000	$ 1,375,000
Series 1:
0.12% 5/11/12, LOC JPMorgan Chase Bank, CP	19,200,000	19,200,000
0.17% 8/9/12, LOC JPMorgan Chase Bank, CP	4,000,000	4,000,000
0.19% 8/9/12, LOC JPMorgan Chase Bank, CP	7,900,000	7,900,000
Mattitcuk-Cutchogue Union Free School District TAN 1.5% 6/28/12	1,800,000	1,802,612
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.15%, tender 5/29/12, LOC Wells Fargo Bank NA (a)	15,000,000	15,000,000
Series 2009 C2, 0.2%, tender 7/6/12, LOC Wells Fargo Bank NA (a)	5,380,000	5,380,000
Series 2009 D2, 0.24%, tender 7/27/12, LOC JPMorgan Chase Bank (a)	18,150,000	18,150,000
New York City Gen. Oblig. Bonds:
Series 1994 H5, 3% 8/1/12	3,300,000	3,323,197
Series 2003 C, 5.5% 8/1/12	725,000	734,430
Series 2008 G, 5% 8/1/12	1,000,000	1,012,210
Series 2008 J1, 4% 8/1/12	1,200,000	1,211,411
Series 2010 C, 5% 8/1/12	1,025,000	1,037,115
Series 2010 E, 3% 8/1/12	1,250,000	1,258,367
Series 2011 B, 4% 8/1/12	1,700,000	1,715,868
Series 2012 E, 2.5% 8/1/12	2,000,000	2,011,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.28% 1/22/13, CP	12,900,000	12,900,000
Series 8, 0.18% 12/17/12, CP	14,000,000	14,000,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2011 A, 2% 7/1/12	2,410,000	2,416,829
New York Dorm. Auth. Revs. Bonds Series 2011 A, 2% 5/1/12	5,815,000	5,815,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds:
Series 2002 K, 5% 6/15/12	1,000,000	1,005,852
Series L, 5% 5/15/12	2,145,000	2,148,962
New York Local Govt. Assistance Corp. Bonds Series 2008 C, 5% 4/1/13	2,220,000	2,317,553
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 0.13% 6/5/12, LOC Royal Bank of Canada, CP	5,200,000	5,200,000
Series 2A, 0.17% 5/3/12, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
Series 2B, 0.24% 7/20/12, LOC Barclays Bank PLC, CP	8,800,000	8,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2C:
0.15% 8/2/12, LOC Royal Bank of Canada, CP	$ 20,400,000	$ 20,400,000
0.15% 8/2/12, LOC Royal Bank of Canada, CP	8,700,000	8,700,000
0.15% 8/2/12, LOC Royal Bank of Canada, CP	48,800,000	48,800,002
Series 2D, 0.27% 5/25/12, LOC Citibank NA, CP	43,600,000	43,600,000
New York Pwr. Auth.:
Bonds 0.15%, tender 9/4/12 (a)	12,000,000	12,000,000
Series 1:
0.15% 6/5/12, CP	3,260,000	3,260,000
0.15% 8/7/12, CP	19,722,000	19,722,000
0.19% 5/1/12, CP	7,840,000	7,840,000
0.19% 7/13/12, CP	1,501,000	1,501,000
0.25% 5/1/12, CP	1,989,000	1,989,000
0.25% 5/18/12, CP	11,550,000	11,550,000
0.26% 1/22/13, CP	34,028,000	34,028,000
Series 2:
0.16% 8/28/12, CP	4,018,000	4,018,000
0.18% 8/9/12, CP	9,410,000	9,410,000
0.19% 8/8/12, CP	2,000,000	2,000,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,295,000	1,297,498
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	2,100,000	2,133,796
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	22,100,000	22,140,087
Series 2011 C, 1% 10/5/12	6,061,250	6,079,631
Riverhead Central School District TAN 1.5% 6/28/12	14,000,000	14,026,580
Rondout Valley Central School District BAN 1.5% 6/14/12	5,300,000	5,306,530
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	4,800,000	4,808,436
Scotia Glenville Central School District BAN 1.5% 8/10/12	10,755,219	10,780,575
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	2,800,000	2,802,464
Smithtown Central School District TAN 2% 6/29/12	8,000,000	8,022,021
Tarrytown BAN Series 2011 B, 1.5% 5/25/12	6,739,000	6,743,662
Three Village Central School District TAN 1.25% 6/28/12	4,300,000	4,306,871
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1-C 5% 6/1/12	5,055,000	5,075,121
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Bonds: - continued
Series 2008 B, 5% 6/1/12	$ 2,565,000	$ 2,575,230
Westchester County Gen. Oblig. Bonds Series 2010 C1, 5% 6/1/12	2,210,000	2,219,018
		514,136,134
New York & New Jersey - 2.1%
Port Auth. of New York & New Jersey Series B:
0.11% 7/12/12, CP	13,205,000	13,205,000
0.17% 5/7/12, CP	2,035,000	2,035,000
0.18% 6/5/12, CP	3,500,000	3,500,000
0.2% 6/1/12, CP	7,700,000	7,700,000
		26,440,000
TOTAL OTHER MUNICIPAL DEBT		543,276,134
Investment Company - 0.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.25% (b)(c)	6,673,500	6,673,500
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,251,576,634)		1,251,576,634
NET OTHER ASSETS (LIABILITIES) - 1.7%		22,110,499
NET ASSETS - 100%		$ 1,273,687,133
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 17,024
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2012, the cost of investment securities for income tax purposes was $1,251,576,634.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012